Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	$ 932,154	$ 620,508	$ 560,118
Revenues at a point in time [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	894,354	$ 620,508	$ 560,118
Revenues recorded overtime [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	$ 37,800